Prospectus Supplement

February 9, 2022

Morgan Stanley Variable Insurance Fund, Inc.

Supplement dated February 9, 2022 to the Morgan Stanley Variable Insurance Fund, Inc. Prospectus dated April 30, 2021

Global Real Estate Portfolio (Class II) (the "Fund")

Sven van Kemenade and Michiel te Paske will no longer serve as portfolio managers of the Fund. Accordingly, at such time, all references to Mr. van Kemenade and Mr. te Paske will be removed from the Fund's Prospectus.

The section of the Prospectus entitled "Fund Summary—Fund Management—Portfolio Managers" is hereby deleted and replaced with the following:

Portfolio Managers. The Fund is managed by members of the Global Listed Real Assets team. Information about the members jointly and primarily responsible for the day-to-day management of the Fund is shown below:

Name	Title with Adviser/ Sub-Adviser(s)	Date Began Managing Fund
Laurel Durkay	Managing Director of the Adviser	December 2020
Angeline Ho	Managing Director of MSIM Company	April 2006
Desmond Foong	Managing Director of MSIM Company	April 2015
Simon Robson Brown	Managing Director of MSIM Limited	February 2022

The section of the Prospectus entitled "Fund Management—Portfolio Management" is hereby deleted and replaced with the following:

The Fund is managed by members of the Global Listed Real Assets team. The team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Fund are Laurel Durkay, Angeline Ho, Desmond Foong and Simon Robson Brown.

Ms. Durkay has been associated with the Adviser in an investment management capacity since December 2020. Prior to joining the Adviser, Ms. Durkay was a Senior Vice President and Global Portfolio Manager for Listed Real Estate at Cohen & Steers Capital Management. Ms. Ho has been associated with MSIM Company in an investment management capacity since 1997. Mr. Foong has been associated with MSIM Company in an investment management capacity since 2011. Mr. Robson Brown has been associated with MSIM Limited in an investment management capacity since 2022. Prior to joining MSIM Limited, Mr. Robson Brown was a Principal and Portfolio Manager for European Listed Real Estate at CBRE Investment Management and predecessor firms.

Together, the team determines the investment strategy, establishes asset-allocation frameworks and directs the implementation of investment strategy.

The Fund's SAI provides additional information about the portfolio managers' compensation structure, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Fund.

The composition of the team may change from time to time.

Please retain this supplement for future reference.

Statement of Additional Information Supplement

February 9, 2022

Morgan Stanley Variable Insurance Fund, Inc.

Supplement dated February 9, 2022 to the Morgan Stanley Variable Insurance Fund, Inc. Statement of Additional Information dated April 30, 2021

Global Real Estate Portfolio (Class II) (the "Fund")

Sven van Kemenade and Michiel te Paske will no longer serve as portfolio managers of the Fund. Accordingly, at such time, all references to Mr. van Kemenade and Mr. te Paske will be removed from the Fund's Statement of Additional Information.

The second paragraph of the section of the Statement of Additional Information entitled "Investment Advisory and Other Services—Participating Affiliate" is hereby deleted.

The section of the Statement of Additional Information entitled "Investment Advisory and Other Services—Portfolio Managers—Other Accounts Managed by the Portfolio Manager" is hereby deleted and replaced with the following:

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Fund and Portfolio Managers	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
Global Real Estate
Laurel Durkay*	5	$546.5 million	12	$2.2 billion	6(1)	$389.1 million(1)
Angeline Ho*	1	87.3 million	7	2.0 billion	1	19.1 million
Desmond Foong*	1	87.3 million	7	2.0 billion	1	19.1 million
Simon Robson Brown*	0	0	0	0	0	0

*  As of December 31, 2021.

(1)  Of these other accounts, 1 account with a total of $87.8 million in assets had performance-based fees.

The section of the Statement of Additional Information entitled "Investment Advisory and Other Services—Portfolio Managers—Securities Ownership of Portfolio Managers—Global Real Estate" is hereby deleted and replaced with the following:

Fund and Portfolio Managers	Fund Holdings
Global Real Estate
Laurel Durkay	None*
Angeline Ho	None*
Desmond Foong	None*
Simon Robson Brown	None*

Please retain this supplement for future reference.